SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Current
Deferred	19,655
Total income tax expense	$ 19,655